Stockholders' Equity Note Disclosure	6 Months Ended
Feb. 28, 2017
Notes
Stockholders' Equity Note Disclosure

Note 10 – Capital Stock

The Company went public on 7/25/ 2010.  Its Common Stock is traded on the open market under the symbol OTCQB: SENY.

On July 7, 2014, the Company entered into a private placement agreement that involved issuing 5,000,000 units of securities at $0.05 per unit for a total amount of cash of $250,000. Each unit consisted of one (1) share of common stock, par value $0.0001 per share and one (1) common stock purchase warrants for a total of 5,000,000 warrants with an exercise price of $0.30 each expiring January 31, 2016.

On September 1, 2015, the Company authorized 651,042 shares of common stock to be issued for $15,000 at $0.02304 per share pursuant to an Equity Purchase Agreement.

On September 10, 2015, the Company authorized 1,640,420 shares of common stock at $0.01524 per share to be issued in exchange for cancellation of $25,000 of the convertible loan.

On September 11, 2015, the Company authorized 902,778 shares of common stock to be issued for $19,500 at $0.021 per share pursuant to an Equity Purchase Agreement.

On September 18, 2015, the Company authorized 1,072,125 shares of common stock to be issued for $22,000 at $0.020 per share pursuant to an Equity Purchase Agreement.

On October 6, 2015, the Company authorized 868,056 shares of common stock to be issued for $15,000 at $0.017 per share pursuant to an Equity Purchase Agreement.

On October 12, 2015, the Company authorized 1,012,731 shares of common stock to be issued for $17,500 at $0.01728 per share pursuant to an Equity Purchase Agreement.

On October 20, 2015, the Company authorized 1,851,852 shares of common stock to be issued for $28,000 at $0.015120 per share pursuant to an Equity Purchase Agreement.

On October 23, 2015, the Company authorized 1,984,127 shares of common stock at $0.01260 per share to be issued in exchange for cancellation of $25,000 of the convertible loan.

On October 27, 2015, the Company authorized 6,613,757 shares of common stock to be issued for $100,000 at $0.015120 per share pursuant to an Equity Purchase Agreement.

On November 6, 2015, the Company authorized 2,063,492 shares of common stock at $0.01260 per share to be issued in exchange for cancellation of $26,000 of the convertible loan.

On November 20, 2015, the Company authorized 2,000,000 shares of common stock at $0.01200 per share to be issued in exchange for cancellation of $24,000 of the convertible loan.

During the quarter ending November 30, 2015, the Company issued 15,576,508 shares of common stock for $254,000 pursuant to an Equity Purchase Agreement.

During the quarter ending February 29, 2016, the Company issued 11,077,216 shares of common stock for $100,000 pursuant to a convertible note.

During the quarter ending February 29, 2016, the Company issued 4,269,242 shares of common stock for $55,000 pursuant to an Equity Purchase Agreement.

During the quarter ending May 31, 2016, the Company issued 40,950,000 shares of common stock was issued for services rendered.

During the quarter ending May 31, 2016, 75,000 shares were cancelled and returned to treasury.

During the quarter ending May 31, 2016, the Company issued 9,498,761 shares of common stock for $125,000 pursuant to a convertible note.

During the quarter ending May 31, 2016, the Company issued 31,682,076 shares of common stock for $275,500 pursuant to an Equity Purchase Agreement.

During the quarter ending August 31, 2016, the Company issued 20,867,229 shares of common stock for $262,500 pursuant to an Equity Purchase Agreement.

During the quarter ending November 30, 2016, the Company issued 26,075,562 shares of common stock for $322,500 pursuant to an Equity Purchase Agreement.

During the quarter ending February 28, 2017, the Company issued 24,365,406 shares of common stock for $367,000 pursuant to an Equity Purchase Agreement.

Note 11 – Warrants

During the fiscal year ended August 31, 2014, the Company entered into four private placement agreements for total cash proceeds of $250,000.  The private placements of 5,000,000 units consist of one (1) share of common stock, par value $0.0001 per share and one (1) common stock purchase warrant with an exercise price of $0.30 that expired on January 31, 2016.